                                THE GALAXY FUND

                              RETAIL SHARES OF THE
                     EQUITY VALUE FUND, EQUITY GROWTH FUND,
                 EQUITY INCOME FUND, INTERNATIONAL EQUITY FUND,
               SMALL COMPANY EQUITY FUND, ASSET ALLOCATION FUND,
                  SMALL CAP VALUE FUND, GROWTH AND INCOME FUND
                           AND STRATEGIC EQUITY FUND

                      SUPPLEMENT DATED JANUARY 1, 1999 TO
                       PROSPECTUS DATED OCTOBER 31, 1998

APPLICABLE SALES CHARGE--RETAIL A SHARES

The second bullet point in the last full paragraph under the heading "How to Purchase Shares-- Applicable Sales Charge--Retail A Shares" on page 33 of the Prospectus, relating to certain waivers of the front-end sales charge on purchases of Retail A Shares of the Funds, is deleted and replaced with the following:

    - purchases for a 401(k) or SIMPLE IRA retirement account;

    - purchases for any retirement account that held Galaxy shares prior to January 1, 1999;

    - purchases for any Traditional IRA, Roth IRA, Education IRA, Keogh or SEP retirement account when the total Retail A Share retirement account balance is $30,000 or more.

                                THE GALAXY FUND

                              RETAIL SHARES OF THE
                             TAX-EXEMPT BOND FUND,
                        NEW JERSEY MUNICIPAL BOND FUND,
                         NEW YORK MUNICIPAL BOND FUND,
                        CONNECTICUT MUNICIPAL BOND FUND,
                       MASSACHUSETTS MUNICIPAL BOND FUND,
                                      AND
                        RHODE ISLAND MUNICIPAL BOND FUND

                      SUPPLEMENT DATED JANUARY 1, 1999 TO
                       PROSPECTUS DATED FEBRUARY 28, 1998

APPLICABLE SALES CHARGE--RETAIL A SHARES

The second bullet point in the last full paragraph under the heading "How to Purchase Shares-- Applicable Sales Charge--Retail A Shares" on page 26 of the Prospectus, relating to certain waivers of the front-end sales charge on purchases of Retail A Shares of the Funds, is deleted and replaced with the following:

    - purchases for a 401(k) or SIMPLE IRA retirement account;

    - purchases for any retirement account that held Galaxy shares prior to January 1, 1999;

    - purchases for any Traditional IRA, Roth IRA, Education IRA, Keogh or SEP retirement account when the total Retail A Share retirement account balance is $30,000 or more.

                                THE GALAXY FUND

                              RETAIL SHARES OF THE
                             SHORT-TERM BOND FUND,
                      INTERMEDIATE GOVERNMENT INCOME FUND
                                      AND
                             HIGH QUALITY BOND FUND

                      SUPPLEMENT DATED JANUARY 1, 1999 TO
                       PROSPECTUS DATED OCTOBER 31, 1998

APPLICABLE SALES CHARGE--RETAIL A SHARES

The second bullet point in the last full paragraph under the heading "How to Purchase Shares-- Applicable Sales Charge--Retail A Shares" on page 20 of the Prospectus, relating to certain waivers of the front-end sales charge on purchases of Retail A Shares of the Funds, is deleted and replaced with the following:

    - purchases for a 401(k) or SIMPLE IRA retirement account;

    - purchases for any retirement account that held Galaxy shares prior to January 1, 1999;

    - purchases for any Traditional IRA, Roth IRA, Education IRA, Keogh or SEP retirement account when the total Retail A Share retirement account balance is $30,000 or more.